Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Share capital and additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 82,827	$ (243)	$ (70,715)	$ 11,869
Balance (in Shares) at Dec. 31, 2020	4,391,163
Issuance of ordinary shares and warrants, net		1,841			1,841
Issuance of ordinary shares and warrants, net (in Shares)	807,188
Exercise of options into ordinary shares		59			59
Exercise of options into ordinary shares (in Shares)	25,399
Share-based compensation expense		32			32
Net income				264	264
Balance at Jun. 30, 2021		84,759	(243)	(70,451)	14,065
Balance (in Shares) at Jun. 30, 2021	5,223,750
Balance at Dec. 31, 2021		84,854	(243)	(70,264)	14,347
Balance (in Shares) at Dec. 31, 2021	5,250,518
Issuance of ordinary shares and warrants, net		911			911
Issuance of ordinary shares and warrants, net (in Shares)	450,000
Exercise of options into ordinary shares		2			2
Exercise of options into ordinary shares (in Shares)	1,000
Share-based compensation expense		51			51
Net income				472	472
Balance at Jun. 30, 2022		$ 85,818	$ (243)	$ (69,792)	$ 15,783
Balance (in Shares) at Jun. 30, 2022	5,701,518